GOODWILL - Summary of Carrying Value of Goodwill (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
GOODWILL
Beginning balance	¥ 4,605,724
Ending balance	4,605,724	$ 658,610
Cloud service and solutions
GOODWILL
Beginning balance	3,650,504
Ending balance	3,650,504	522,015
Cloud-based digital solutions and services
GOODWILL
Beginning balance	955,220
Ending balance	¥ 955,220	$ 136,595